Taxes (Details 10) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	$ 3,810	$ 3,284
Non-current liabilities, other taxes	324	301
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	3,798	3,261
Non-current liabilities, other taxes	324	301
Country Of Brazil [Member] | Production Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	1,400	1,509
Non-current liabilities, other taxes	56	87
Country Of Brazil [Member] | Current I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	1,291	916
Country Of Brazil [Member] | Current Non Current P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	445	373
Non-current liabilities, other taxes	178	134
Country Of Brazil [Member] | Withholding Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	329	294
Country Of Brazil [Member] | C I D E [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	333	169
Non-current liabilities, other taxes	90	80
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	$ 12	$ 23